Leases - Summary of Detailed Information About Carrying Amounts of Lease Liabilities and Movements During Year (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	¥ 40,531
Accretion of interest	1,547	$ 223	¥ 1,819	¥ 2,198
Payments	24,597	3,538	23,121	35,363
Ending balance	59,641	8,579	40,531
Current	31,433		27,125		$ 4,521
Non- current	28,208		13,406		4,058
Total	59,641		40,531		8,579
Increase (decrease) due to changes in accounting policy [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Beginning balance	40,531	5,830	39,778
Additions	49,735	7,154	23,971
Accretion of interest	1,547	223	1,819
Payments	(26,144)	(3,761)	(24,940)
Termination	(6,187)	(890)	0
Translation difference	159	23	(97)
Ending balance	59,641	$ 8,579	40,531	39,778
Total	¥ 59,641		¥ 40,531	¥ 39,778	$ 8,579